Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (21,548,700)	$ (9,482,448)	$ (18,359,602)
Adjustments to reconcile net income from operations to net cash provided by (used in) operating activities:
Depreciation and amortization	2,163,197	2,016,719	1,451,572
Provision for doubtful accounts	4,733,183	1,100,606	191,148
Share based compensation	5,983,907	6,335,246	1,473,976
Loss from disposal of property and equipment	104,091	4,661	1,548
Deferred tax benefit	(435,741)	(174,076)	(80,641)
Change in fair value of convertible debt	2,448,936	1,508,229	15,258,333
Accrued interest of convertible debt	195,139	226,775
Loss (gain) from disposition of a subsidiary	1,009	(714)
Right of use assets amortization	45,381
Changes in assets and liabilities:
Notes receivable	(13,375)		217,259
Accounts receivable	2,980,772	(10,459,509)	(2,004,618)
Contract costs		4,088,073	(795,174)
Prepayments, deposits and other assets	581,031	(70,480)	(1,196,470)
Accounts payable	(6,150,415)	(4,444,198)	3,010,706
Accounts payable-related party	(695,373)	725,362
Accrued expenses and other current liabilities	999,500	(1,359,673)	860,110
Prepaid expense – related parties			813,038
Taxes payable	(578,597)	15,089	(216,624)
Deferred revenue	(357,827)	220,459	158,474
Customer deposits	(49,006)	(11,507)	268,706
Lease liabilities	(63,837)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(9,656,725)	(9,761,386)	1,051,741
CASH FLOWS FROM INVESTING ACTIVITIES:
Repayment from (loans to) third parties	4,039,454	1,653,246	(64,281,291)
Purchases of property and equipment	(3,873,555)	(4,894,563)	(1,623,312)
Proceeds from disposal of property and equipment	45,670	1,907	70
Paid for long -term investment	(445,831)
NET CASH USED IN INVESTING ACTIVITIES	(234,262)	(3,239,410)	(65,904,533)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	3,715,262	4,340,547	6,517,739
Repayments of bank loans	(5,201,367)	(4,650,586)	(3,765,757)
Proceeds from private placement and market offering	7,027,254	5,128,477	17,600,000
Proceeds from issuance of convertible note	7,979,983	6,860,000	50,000,000
Payments to related parties	(671,868)	(681,473)	(308,284)
(Repayment to) loan from third party	(445,831)	465,059
Capital contribution by non-controlling shareholder		247	91
NET CASH PROVIDE BY FINANCING ACTIVITIES	12,403,433	11,462,271	70,043,789
EFFECT OF EXCHANGE RATE CHANGES	(188,372)	205,069	(2,745,717)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	2,324,074	(1,333,456)	2,445,280
CASH AND RESTRICTED CASH - beginning of year	7,056,248	8,389,704	5,944,424
CASH AND RESTRICTED CASH - end of year	9,380,322	7,056,248	8,389,704
Cash paid for:
Interest	203,380	211,197	203,289
Income taxes	718	3,836	15,706
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Right of use assets obtained in exchange of lease liabilities	262,255
Conversion of convertible loans	3,795,924	6,343,172
Issuance shares for third party receivable	59,714
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash	9,380,322	6,960,996	8,389,704
Restricted cash		95,252
Total cash and restricted cash	$ 9,380,322	$ 7,056,248	$ 8,389,704